Financial Instruments - Schedule of Bank Credit Lines and Long term Debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Credit Lines and Long term Debt [Abstract]
Amount used	$ 4,054,474	$ 4,771,474	$ 5,063,974
Amount not used	982,000	1,180,000	1,980,000
Total credit lines and long-term debt	$ 5,036,474	$ 5,951,474	$ 7,043,974